CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($)	Oct. 23, 2024	Feb. 05, 2025
RFWM VCC
Total transactions with owners of the company, shares	1,845,000
Share Premium | RFWM VCC
Convertible note interest rate		10.00%
Total transactions with owners of the company, shares	1,845,000